Shareholder Report, Line Graph (Details) - USD ($)							5 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	May 19, 2022	Nov. 04, 2020	Oct. 02, 2017	Jul. 28, 2017	Apr. 10, 2017	Apr. 01, 2015	Mar. 31, 2021	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
C000039168 [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000					$ 11,586	$ 11,021	$ 10,872	$ 11,619	$ 12,046	$ 11,346	$ 10,850		$ 10,478	$ 10,280	$ 10,102
C000189691 [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000						11,328	10,765	10,609	11,326	11,731	11,040	10,547	$ 10,165
C000039170 [Member]
Account Value [Line Items]
Accumulated Value						9,550					10,792	10,291	10,178	10,904	11,333	10,701	10,259		9,932	9,769	9,624
C000039172 [Member]
Account Value [Line Items]
Accumulated Value						10,000					10,495	10,083	10,047	10,845	11,357	10,796	10,436		10,169	10,087	10,011
C000039173 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,044	10,547	10,457	11,230	11,702	11,077	10,646		10,332	10,188	10,061
C000039169 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,819	11,221	11,047	11,771	12,180	11,449	10,937		10,531	10,322	10,123
C000222299 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 9,955				9,795	9,255	9,081	9,653
C000017955 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,261	10,760	10,638	11,264	11,710	11,375	10,613		10,289	10,201	10,149
C000017957 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,498	10,952	10,806	11,419	11,848	11,497	10,706		10,351	10,242	10,169
C000189684 [Member]
Account Value [Line Items]
Accumulated Value					10,000						11,224	10,700	10,554	11,149	11,553	11,207	10,433	10,084
C000017956 [Member]
Account Value [Line Items]
Accumulated Value						9,550					10,483	10,041	9,952	10,564	11,010	10,722	10,038		9,744	9,685	9,668
C000017960 [Member]
Account Value [Line Items]
Accumulated Value						10,000					10,203	9,836	9,822	10,506	11,033	10,823	10,209		9,985	9,999	10,057
C000017961 [Member]
Account Value [Line Items]
Accumulated Value						10,000					10,709	10,284	10,218	10,873	11,361	11,091	10,400		10,127	10,091	10,098
C000189686 [Member]
Account Value [Line Items]
Accumulated Value					10,000						11,197	10,678	10,525	11,126	11,542	11,190	10,429	10,081
C000131613 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,554	11,013	10,860	11,469	11,894	11,525	10,737		10,366	10,252	10,183
C000237256 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000									$ 9,890	10,593	10,062
C000191071 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 10,029			13,821	12,946	11,689	12,145	12,168	9,681	10,495
C000191072 [Member]
Account Value [Line Items]
Accumulated Value			10,000					10,023			13,923	13,029	11,753	12,186	12,198	9,705	10,511
C000191073 [Member]
Account Value [Line Items]
Accumulated Value						10,000					16,188	15,133	13,637	14,141	14,125	11,228	12,147		11,572	11,154	9,537
C000191074 [Member]
Account Value [Line Items]
Accumulated Value			9,550					9,556			12,954	12,164	11,010	11,469	11,519	9,188	9,985
C000191075 [Member]
Account Value [Line Items]
Accumulated Value			10,000					10,027			14,029	13,115	11,818	12,255	12,241	9,730	10,525
C000191076 [Member]
Account Value [Line Items]
Accumulated Value			10,000					10,031			14,080	13,141	11,850	12,268	12,262	9,741	10,534
C000237257 [Member]
Account Value [Line Items]
Accumulated Value	10,000									10,439	12,534	11,651
C000017962 [Member]
Account Value [Line Items]
Accumulated Value						10,000					14,124	13,276	12,263	12,855	13,015	10,981	11,570		11,029	10,778	9,570
C000189687 [Member]
Account Value [Line Items]
Accumulated Value					10,000						13,196	12,392	11,413	11,950	12,085	10,189	10,723		10,211
C000189688 [Member]
Account Value [Line Items]
Accumulated Value					10,000						13,275	12,453	11,481	12,009	12,112	10,198	10,744		10,220
C000017963 [Member]
Account Value [Line Items]
Accumulated Value						9,550					13,156	12,422	11,480	12,064	12,245	10,357	10,960		10,473	10,242	9,117
C000017967 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,784	12,136	11,322	11,989	12,260	10,447	11,119		10,705	10,566	9,475
C000017968 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,437	12,718	11,783	12,414	12,631	10,710	11,342		10,865	10,671	9,522
C000017964 [Member]
Account Value [Line Items]
Accumulated Value						10,000					14,409	13,543	12,460	13,060	13,172	11,091	11,684		11,115	10,821	9,589
C000131614 [Member]
Account Value [Line Items]
Accumulated Value						10,000					14,454	13,579	12,512	13,084	13,190	11,120	11,687		11,112	10,832	9,594
C000144171 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,861	12,983	12,397	12,764	13,111	11,257	11,488		11,059	10,752	10,044
C000189695 [Member]
Account Value [Line Items]
Accumulated Value					10,000						12,953	12,134	11,575	11,905	12,217	10,479	10,683		10,264
C000189696 [Member]
Account Value [Line Items]
Accumulated Value					10,000						13,063	12,214	11,655	11,979	12,268	10,512	10,702		10,273
C000144173 [Member]
Account Value [Line Items]
Accumulated Value						9,550					12,912	12,125	11,620	11,980	12,337	10,619	10,864		10,484	10,207	9,568
C000144168 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,532	11,869	11,447	11,904	12,351	10,710	11,040		10,734	10,530	9,944
C000144169 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,188	12,414	11,926	12,340	12,738	10,992	11,262		10,896	10,635	9,994
C000144172 [Member]
Account Value [Line Items]
Accumulated Value						10,000					14,124	13,218	12,597	12,944	13,270	11,371	11,581		11,126	10,785	10,064
C000144170 [Member]
Account Value [Line Items]
Accumulated Value						10,000					14,196	13,279	12,648	12,990	13,310	11,399	11,604		11,143	10,795	10,069
C000039177 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,192	11,542	11,144	11,143	11,386	10,780	10,641		10,344	10,254	10,087
C000189692 [Member]
Account Value [Line Items]
Accumulated Value					10,000						11,978	11,329	10,926	10,915	11,142	10,538	10,392	10,092
C000039179 [Member]
Account Value [Line Items]
Accumulated Value						9,775					11,624	11,021	10,677	10,693	10,954	10,406	10,298		10,035	9,973	9,836
C000039175 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,023	10,540	10,288	10,381	10,713	10,244	10,214		10,038	10,051	9,987
C000039176 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,599	11,025	10,708	10,751	11,040	10,514	10,420		10,190	10,152	10,037
C000039178 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,437	11,751	11,323	11,300	11,523	10,888	10,726		10,406	10,295	10,107
C000194393 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000					$ 10,022		12,008	11,340	10,921	10,894	11,103	10,486	10,325
C000224786 [Member]
Account Value [Line Items]
Accumulated Value		10,000					10,157				11,123	10,472	10,054	9,998
C000017969 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,922	12,078	11,856	12,034	11,470	10,554	10,481		10,297	10,292	10,080
C000189689 [Member]
Account Value [Line Items]
Accumulated Value					10,000						12,664	11,822	11,594	11,755	11,197	10,290	10,209	10,022
C000189690 [Member]
Account Value [Line Items]
Accumulated Value					10,000						12,773	11,912	11,660	11,821	11,238	10,318	10,227	10,029
C000017971 [Member]
Account Value [Line Items]
Accumulated Value						9,775					12,328	11,557	11,371	11,573	11,053	10,197	10,152		9,997	10,018	9,834
C000017973 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,697	11,038	10,944	11,227	10,803	10,038	10,072		9,992	10,092	9,980
C000017974 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,296	11,547	11,394	11,631	11,137	10,297	10,278		10,150	10,196	10,039
C000017970 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,193	12,303	12,055	12,209	11,618	10,666	10,572		10,367	10,342	10,110
C000131615 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,259	12,359	12,103	12,252	11,653	10,693	10,593		10,383	10,352	10,115
C000194391 [Member]
Account Value [Line Items]
Accumulated Value				10,000					10,066		13,144	12,215	11,913	12,034	11,411	10,430	10,302
C000144162 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,897	12,135	11,547	11,692	11,897	10,841	10,912		10,619	10,462	9,874
C000189693 [Member]
Account Value [Line Items]
Accumulated Value					10,000						12,400	11,656	11,067	11,196	11,381	10,372	10,418	10,139
C000189694 [Member]
Account Value [Line Items]
Accumulated Value					10,000						12,489	11,728	11,137	11,258	11,432	10,399	10,446	10,149
C000144164 [Member]
Account Value [Line Items]
Accumulated Value						9,775					12,297	11,599	11,064	11,232	11,457	10,466	10,561		10,303	10,176	9,628
C000144165 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,672	11,093	10,661	10,904	11,206	10,314	10,485		10,306	10,255	9,776
C000144166 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,284	11,616	11,096	11,292	11,547	10,574	10,697		10,462	10,358	9,825
C000144163 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,157	12,356	11,733	11,858	12,041	10,963	10,999		10,683	10,504	9,894
C000144167 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,238	12,426	11,781	11,899	12,077	10,978	11,021		10,699	10,515	9,899
Bloomberg U.S. Aggregate Bond [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,564	11,026	10,842	11,386	11,880	11,796	10,829		10,364	10,241	10,196
Bloomberg U.S. Aggregate Bond (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value					10,000						11,264	10,740	10,561	11,092	11,572	11,490	10,548	10,096	10,096
Bloomberg U.S. Aggregate Bond (Inception Date 11/4/20) [Member]
Account Value [Line Items]
Accumulated Value		10,000					9,714				9,456	9,016	8,865	9,310
Bloomberg U.S. Aggregate Bond (Inception Date 5/19/2022) [Member]
Account Value [Line Items]
Accumulated Value	10,000									9,895	10,554	10,063
Bloomberg U.S. Aggregate Bond (Inception Date 10/2/2017) [Member]
Account Value [Line Items]
Accumulated Value			10,000					9,893			11,038	10,524	10,349	10,868	11,339	11,259	10,336
Bloomberg U.S. Aggregate Bond (Inception Date 7/28/17) [Member]
Account Value [Line Items]
Accumulated Value				10,000					9,933		11,083	10,567	10,391	10,913	11,386	11,305	10,378
ICE BofA U.S. High Yield Constrained (Unhedged) (Inception Date 10/2/2017) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 9,947			13,803	12,829	11,551	11,979	12,015	9,751	10,537
ICE BofA U.S. High Yield Constrained (Unhedged) [Member]
Account Value [Line Items]
Accumulated Value						10,000					16,152	15,012	13,517	14,018	14,060	11,410	12,330		11,640	11,225	9,604
ICE BofA U.S. High Yield Constrained (Unhedged) (Inception Date (Inception Date 5/19/2022) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000									$ 10,344	12,361	11,488
Bloomberg U.S. High Yield 2% Issuer Capped Bond [Member]
Account Value [Line Items]
Accumulated Value						10,000					16,301	15,137	13,618	14,091	14,185	11,472	12,327		11,637	11,213	9,634
ICE BofA US High Yield Constrained [Member]
Account Value [Line Items]
Accumulated Value						10,000					16,160	15,021	13,528	14,027	14,068	11,409	12,327		11,636	11,222	9,601
ICE BofA U.S. High Yield Constrained (Unhedged) (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value					10,000						14,347	13,336	12,010	12,453	12,489	10,128	10,944		10,330
Bloomberg U.S. High Yield 2% Issuer Capped Bond (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value					10,000						14,477	13,443	12,094	12,514	12,598	10,188	10,948		10,335
Bloomberg U.S. 1-3 Year Government/Credit Bond [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,871	11,241	10,862	10,833	11,158	10,985	10,509		10,200	10,176	10,104
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000						11,663	11,044	10,672	10,644	10,963	10,793	10,325	10,022
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 7/28/2017) [Member]
Account Value [Line Items]
Accumulated Value				10,000					9,968		11,601	10,985	10,615	10,587	10,904	10,735	10,270
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 11/4/2020) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 10,011				10,651	10,085	9,745	9,720
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000					13,169	12,277	11,946	12,084	11,659	10,824	10,558		$ 10,347	$ 10,333	$ 10,155
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000						12,748	11,885	11,565	11,698	11,287	10,478	10,222	$ 10,017
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) (Inception Date 7/28/17) [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000					$ 10,039		$ 12,776	$ 11,911	$ 11,590	$ 11,724	$ 11,312	$ 10,501	$ 10,244